Provision for tax, civil and labor losses and Judicial deposits and escrow accounts	12 Months Ended
Dec. 31, 2023
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
Provision for tax, civil and labor losses and Judicial deposits and escrow accounts
22. Provision for tax, civil and labor losses and Judicial deposits and escrow accounts

The Company classifies the likelihood of loss in judicial/administrative proceedings in which it is a defendant. Provisions are recorded for contingencies classified as probable loss in an amount that Management, in conjunction with its legal advisors, believes is enough to cover probable losses or when related to contingences resulting from business combinations.

The contingent liabilities are composed as follows:

a. Composition

The changes in provision for the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2022	Additions	Reversals	Interest	Payments	December 31, 2023
Tax proceedings (i)	623,189	-	(1,286)	54,352	-	676,255
Labor proceedings (ii)	27,567	5,054	(13,589)	3,977	(1,394)	21,615
Civil proceedings	496	189	(509)	39	(95)	120
Total	651,252	5,243	(15,384)	58,368	(1,489)	697,990
Finance expense		-	-	(58,265)
General and administrative expenses		(5,223)	14,834	-
Income tax and social contribution		-	27	-
Total		(5,223)	14,861	(58,265)
Indemnification asset - Former owner		(20)	523	(103)

Total		(5,243)	15,384	(58,368)

(i)	Primarily refers to income tax positions taken by Somos and the Company in connection with a corporate restructuring held by the predecessor in 2010, In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable case law on a similar tax case also reached in 2018, the Company reassessed this income tax position and recorded a liability, including interest and penalties.
(ii)	The Company is a party to labor demands, which mostly refer to proportional vacation, salary difference, night shift premium, overtime and social charges, among others. There are no individual labor demands with material amounts that require specific disclosure.

	December 31, 2021	Business combination	Additions	Reversals	Interest	Payments	December 31, 2022
Tax proceedings	607,084	749	2,904	(27,790)	41,261	(1,019)	623,189
Labor proceedings	38,159	1,755	3,376	(16,045)	776	(454)	27,567
Civil proceedings	1,607	-	368	(1,615)	26	110	496
Total	646,850	2,504	6,648	(45,450)	42,063	(1,363)	651,252
Reconciliation with profit or loss for the period
Finance expense			-	-	(42,063)
General and administrative expenses			(6,648)	21,747	-
Income tax and social contribution			-	23,703	-
Total			(6,648)	45,450	(42,063)

b. Contingencies with possible losses

As of December 31, 2023, the Company was party to lawsuits classified as possible losses totaling R$ 41,015 (R$36,613 as of December 31, 2022), as shown below:

	December 31, 2023	December 31, 2022
Taxes	5,413	3,513
Labor (i)	24,988	9,966
Civil	10,614	4,473
Total	41,015	36,613

(i)	The most relevant lawsuit involves a labor claim related to the payment of termination benefits and other labor charges amounting to R$18,661. The Company was included in the legal process by the Court, on the allegation that it was part of an Economic Group. There has never been any corporate, legal, or hierarchical relationship between the Company and the defendant.

c. Judicial Deposits and Escrow Accounts

Judicial deposits and escrow accounts recorded as non-current assets are as follows:

	December 31, 2023	December 31, 2022
Tax proceedings	1,899	2,126
Indemnification asset -Former owner	1,347	1,801
Indemnification asset – Related parties (i)	203,942	180,417
Escrow-account	-	10,515
	207,188	194,859

(i)	Refers to an indemnification asset of the seller (Cogna) and recognized at the date of the business combination, of the acquisition of Somos, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$203,942 (R$ 180,417 on December 31, 2022). This asset is indexed to CDI (Certificates of Interbank Deposits).